Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40688
Entity Registrant Name	DRAGANFLY INC.
Entity Central Index Key	0001786286
Entity Address, Address Line One	235 103rd St. E.
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7N 1Y8